Current Taxes and Deferred Taxes - Additional Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [abstract]
Net provision for current taxes	$ 121,938	$ 237,828